Note 3 - Notes Receivable (Details) - USD ($)	1 Months Ended
	Jul. 31, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012
Former Director of the Company [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Due from Related Parties					$ 21,750
Company-Owned Clinic [Member]
Note 3 - Notes Receivable (Details) [Line Items]
Financing Receivable, Net	$ 90,000	$ 45,711	$ 59,269	$ 85,198
Notes Receivable, Interest Rate	6.00%
Notes Receivable Contractual Term	54 months
Notes Receivable Principal and Interest Term	42 months